UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity®

Exchange

Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	6.2	6.2
American Express Co.	4.8	4.7
Coach, Inc.	4.2	3.6
Exxon Mobil Corp.	4.1	3.9
Johnson & Johnson	3.5	3.5
Hewlett-Packard Co.	3.1	3.5
Parker Hannifin Corp.	2.9	3.2
Procter & Gamble Co.	2.8	2.6
McGraw-Hill Companies, Inc.	2.7	2.9
Pfizer, Inc.	2.6	2.6
	36.9
Top Five Market Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.5	19.3
Health Care	17.4	17.8
Industrials	15.5	15.9
Financials	13.6	13.2
Consumer Staples	13.4	13.0
Asset Allocation (% of fund's net assets)
As of June 30, 2004 *		As of December 31, 2003 **
	Stocks 98.7%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	2.2%	** Foreign investments	2.1%

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.3%
Dana Corp.	22,174	$ 434,610
Delphi Corp.	17,880	190,958
		625,568
Automobiles - 0.3%
General Motors Corp.	15,890	740,315
Hotels, Restaurants & Leisure - 2.3%
McDonald's Corp.	210,240	5,466,240
Household Durables - 0.5%
The Stanley Works	24,448	1,114,340
Media - 10.0%
Cox Communications, Inc. Class A (a)	25,381	705,338
Gannett Co., Inc.	63,017	5,346,992
Knight-Ridder, Inc.	11,088	798,336
McGraw-Hill Companies, Inc.	80,969	6,199,796
News Corp. Ltd. sponsored ADR	1,806	59,381
The DIRECTV Group, Inc. (a)	16,147	276,114
Tribune Co.	104,315	4,750,505
Viacom, Inc. Class B (non-vtg.)	28,641	1,023,057
Walt Disney Co.	167,137	4,260,322
		23,419,841
Multiline Retail - 0.7%
Neiman Marcus Group, Inc. Class B	11,452	594,244
The May Department Stores Co.	34,765	955,690
		1,549,934
Specialty Retail - 0.2%
Payless ShoeSource, Inc. (a)	37,320	556,441
Textiles Apparel & Luxury Goods - 4.2%
Coach, Inc. (a)	214,301	9,684,262
TOTAL CONSUMER DISCRETIONARY		43,156,941
CONSUMER STAPLES - 13.4%
Beverages - 3.8%
Anheuser-Busch Companies, Inc.	95,966	5,182,164
The Coca-Cola Co.	74,198	3,745,515
		8,927,679
Food & Staples Retailing - 0.4%
SUPERVALU, Inc.	27,167	831,582
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.8%
General Mills, Inc.	4,999	$ 237,602
Sara Lee Corp.	72,377	1,663,947
		1,901,549
Household Products - 4.5%
Colgate-Palmolive Co.	66,395	3,880,788
Procter & Gamble Co.	120,158	6,541,402
		10,422,190
Personal Products - 2.3%
Gillette Co.	126,191	5,350,498
Tobacco - 1.6%
Altria Group, Inc.	74,964	3,751,948
TOTAL CONSUMER STAPLES		31,185,446
ENERGY - 8.6%
Energy Equipment & Services - 1.5%
Schlumberger Ltd. (NY Shares)	51,398	3,264,287
Transocean, Inc. (a)	9,870	285,638
		3,549,925
Oil & Gas - 7.1%
Anadarko Petroleum Corp.	5,725	335,485
ChevronTexaco Corp.	44,170	4,156,839
Exxon Mobil Corp.	214,102	9,508,270
Kerr-McGee Corp.	12,470	670,512
Royal Dutch Petroleum Co. (NY Shares)	36,010	1,860,637
		16,531,743
TOTAL ENERGY		20,081,668
FINANCIALS - 13.6%
Capital Markets - 1.5%
Lehman Brothers Holdings, Inc.	34,399	2,588,525
Waddell & Reed Financial, Inc. Class A	35,246	779,289
		3,367,814
Commercial Banks - 0.7%
Bank One Corp.	33,895	1,728,645
Consumer Finance - 4.8%
American Express Co.	219,543	11,280,119
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 2.3%
Citigroup, Inc.	117,155	$ 5,447,708
Insurance - 4.3%
Berkshire Hathaway, Inc. Class B (a)	1,940	5,732,700
St. Paul Travelers Companies, Inc.	7,061	286,253
Torchmark Corp.	74,492	4,007,670
		10,026,623
TOTAL FINANCIALS		31,850,909
HEALTH CARE - 17.4%
Health Care Equipment & Supplies - 4.6%
Becton, Dickinson & Co.	85,690	4,438,742
Guidant Corp.	87,093	4,866,757
Zimmer Holdings, Inc. (a)	16,456	1,451,419
		10,756,918
Health Care Providers & Services - 0.1%
Medco Health Solutions, Inc. (a)	7,762	291,075
Pharmaceuticals - 12.7%
Bristol-Myers Squibb Co.	160,604	3,934,798
Eli Lilly & Co.	30,731	2,148,404
Johnson & Johnson	147,569	8,219,593
Merck & Co., Inc.	63,423	3,012,593
Pfizer, Inc.	175,434	6,013,878
Schering-Plough Corp.	133,638	2,469,630
Wyeth	103,854	3,755,361
		29,554,257
TOTAL HEALTH CARE		40,602,250
INDUSTRIALS - 15.5%
Aerospace & Defense - 2.5%
Raytheon Co.	36,200	1,294,874
United Technologies Corp.	48,864	4,470,079
		5,764,953
Commercial Services & Supplies - 0.4%
Waste Management, Inc.	33,925	1,039,801
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 8.4%
3M Co.	56,160	$ 5,054,962
General Electric Co.	449,413	14,560,980
		19,615,942
Machinery - 3.7%
Parker Hannifin Corp.	114,006	6,778,797
SPX Corp.	40,841	1,896,656
		8,675,453
Road & Rail - 0.5%
Union Pacific Corp.	17,920	1,065,344
TOTAL INDUSTRIALS		36,161,493
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.6%
Motorola, Inc.	197,848	3,610,726
Computers & Peripherals - 4.4%
Hewlett-Packard Co.	347,675	7,335,943
International Business Machines Corp.	34,078	3,003,976
		10,339,919
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	72,273	2,116,153
Semiconductors & Semiconductor Equipment - 0.2%
Cabot Microelectronics Corp. (a)	11,977	366,616
Software - 1.1%
Microsoft Corp.	91,930	2,625,521
TOTAL INFORMATION TECHNOLOGY		19,058,935
MATERIALS - 2.6%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	86,303	4,526,592
Cabot Corp.	38,241	1,556,409
		6,083,001
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
ALLTEL Corp.	1,756	$ 88,889
Sprint Corp. - FON Group	119,620	2,105,312
		2,194,201
TOTAL COMMON STOCKS (Cost $24,537,424)		230,374,844
Cash Equivalents - 1.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.1%, dated 6/30/04 due 7/1/04) (Cost $2,712,000)	$ 2,712,083	2,712,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $27,249,424)		233,086,844
NET OTHER ASSETS - 0.1%		226,779
NET ASSETS - 100%		$ 233,313,623
Legend
(a) Non-income producing
Other Information

Sales of securities, other than short-term securities, aggregated $12,468,152, which represents the current value of securities delivered in redemption of fund shares. The realized gain of $11,723,300 on securities delivered in redemption of fund shares is not taxable to the fund. There were no purchases of securities during the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,712,000) (cost $ 27,249,424) - See accompanying schedule		$ 233,086,844
Cash		570
Dividends receivable		381,451
Prepaid expenses		536
Total assets		233,469,401

Liabilities
Payable for fund shares redeemed	$ 68
Accrued management fee	104,636
Transfer agent fee payable	18,575
Other affiliated payables	1,573
Other payables and accrued expenses	30,926
Total liabilities		155,778

Net Assets		$ 233,313,623
Net Assets consist of:
Paid in capital		$ 27,337,108
Undistributed net investment income		139,095
Net unrealized appreciation (depreciation) on investments		205,837,420
Net Assets, for 927,755 shares outstanding		$ 233,313,623
Net Asset Value, offering price and redemption price per share ($233,313,623 ÷ 927,755 shares)		$ 251.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 1,917,271
Interest		14,213
Total income		1,931,484

Expenses
Management fee	$ 638,913
Transfer agent fees	113,422
Non-interested trustees' compensation	758
Custodian fees and expenses	8,513
Audit	20,183
Legal	1,228
Miscellaneous	11,886
Total expenses before reductions	794,903
Expense reductions	(380)	794,523
Net investment income (loss)		1,136,961
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		11,723,300
Change in net unrealized appreciation (depreciation) on investment securities		(4,277,900)
Net gain (loss)		7,445,400
Net increase (decrease) in net assets resulting from operations		$ 8,582,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,136,961	$ 2,586,461
Net realized gain (loss)	11,723,300	18,100,274
Change in net unrealized appreciation (depreciation)	(4,277,900)	31,300,604
Net increase (decrease) in net assets resulting from operations	8,582,361	51,987,339
Distributions to shareholders from net investment income	(1,020,214)	(2,594,139)
Reinvestment of distributions	216,083	564,728
Cost of shares redeemed	(12,559,674)	(19,350,930)
Net increase (decrease) in net assets resulting from share transactions	(12,343,591)	(18,786,202)
Total increase (decrease) in net assets	(4,781,444)	30,606,998

Net Assets
Beginning of period	238,095,067	207,488,069
End of period (including undistributed net investment income of $139,095 and undistributed net investment income of $22,348, respectively)	$ 233,313,623	$ 238,095,067
Other Information
Shares
Issued in reinvestment of distributions	862	2,431
Redeemed	(50,316)	(89,986)
Net increase (decrease)	(49,454)	(87,555)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 243.65	$ 194.87	$ 237.91	$ 266.90	$ 272.16	$ 248.62
Income from Investment Operations
Net investment income (loss) D	1.20	2.54	2.28	2.24	2.15	2.21
Net realized and unrealized gain (loss)	7.73	48.86	(42.97)	(28.98)	(5.21)	23.58
Total from investment operations	8.93	51.40	(40.69)	(26.74)	(3.06)	25.79
Distributions from net investment income	(1.10)	(2.62)	(2.35)	(2.25)	(2.20)	(2.25)
Net asset value, end of period	$ 251.48	$ 243.65	$ 194.87	$ 237.91	$ 266.90	$ 272.16
Total ReturnB,C	3.67%	26.46%	(17.15)%	(10.05)%	(1.13)%	10.41%
Ratios to Average Net AssetsE
Expenses before expense reductions	.67%A	.64%	.64%	.63%	.62%	.62%
Expenses net of voluntary waivers, if any	.67%A	.64%	.64%	.63%	.62%	.62%
Expenses net of all reductions	.67%A	.64%	.64%	.62%	.62%	.62%
Net investment income (loss)	.96%A	1.20%	1.05%	.92%	.81%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233,314	$ 238,095	$ 207,488	$ 279,823	$ 328,529	$ 354,249
Portfolio turnover rate	0%	0%	0%	3%	0%	1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Exchange Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue 10 million shares. Shares of the fund are not currently available for purchase. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 207,996,301
Unrealized depreciation	(2,158,881)
Net unrealized appreciation (depreciation)	$ 205,837,420
Cost for federal income tax purposes	$ 27,249,424

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee equal to an annual rate of 6/10 of 1%of the fund's average net assets. In addition, FMR provides portfolio accounting and bookkeeping services to the fund and determines the net asset value per share of the fund. The management fee is subject to a reduction to the extent that the monthly average net assets of all mutual funds advised by FMR exceed $4 billion in any month. The management fee payable by the fund on its portion of the excess is reduced by 10%. For the period, the fund's annualized management fee rate was .54% of average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $377, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	100,119,783.36	69.009
Against	43,375,721.70	29.898
Abstain	1,307,723.02	.901
Broker Non-Votes	278,473.64	.192
TOTAL	145,081,701.72	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	142,558,184.65	98.261
Withheld	2,523,517.07	1.739
TOTAL	145,081,701.72	100.000
Ralph F. Cox
Affirmative	137,180,476.64	94.554
Withheld	7,901,225.08	5.446
TOTAL	145,081,701.72	100.000
Laura B. Cronin
Affirmative	139,802,398.20	96.361
Withheld	5,279,303.52	3.639
TOTAL	145,081,701.72	100.000
Robert M. Gates
Affirmative	142,558,184.65	98.261
Withheld	2,523,517.07	1.739
TOTAL	145,081,701.72	100.000
George H. Heilmeier
Affirmative	142,445,086.15	98.183
Withheld	2,636,615.57	1.817
TOTAL	145,081,701.72	100.000
Abigail P. Johnson
Affirmative	139,802,398.20	96.361
Withheld	5,279,303.52	3.639
TOTAL	145,081,701.72	100.000
Edward C. Johnson 3d
Affirmative	134,537,788.69	92.732
Withheld	10,543,913.03	7.268
TOTAL	145,081,701.72	100.000
Donald J. Kirk
Affirmative	137,180,476.64	94.554
Withheld	7,901,225.08	5.446
TOTAL	145,081,701.72	100.000
Marie L. Knowles
Affirmative	142,558,184.65	98.261
Withheld	2,523,517.07	1.739
TOTAL	145,081,701.72	100.000
Ned C. Lautenbach
Affirmative	142,558,184.65	98.261
Withheld	2,523,517.07	1.739
TOTAL	145,081,701.72	100.000
Marvin L. Mann
Affirmative	137,180,476.64	94.554
Withheld	7,901,225.08	5.446
TOTAL	145,081,701.72	100.000
William O. McCoy
Affirmative	137,180,476.64	94.554
Withheld	7,901,225.08	5.446
TOTAL	145,081,701.72	100.000
Robert L. Reynolds
Affirmative	139,802,398.20	96.361
Withheld	5,279,303.52	3.639
TOTAL	145,081,701.72	100.000
William S. Stavropoulos
Affirmative	142,558,184.65	98.261
Withheld	2,523,517.07	1.739
TOTAL	145,081,701.72	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EXC-USAN-0804
1.788746.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Exchange Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 12, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 12, 2004